Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock Technology Opportunities Fund - Investor C Shares	Jan. 28, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 196
Expense Example, No Redemption, 3 Years	619
Expense Example, No Redemption, 5 Years	1,067
Expense Example, No Redemption, 10 Years	$ 2,123